Related Party Transactions - Schedule of Due to Related Parties (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Due to related parties	€ (2,929,117)	€ (1,792,045)
Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,087,900)	(1,737,816)
Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,841,217)	(54,229)
Related Party [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(2,929,117)	(1,792,045)
Credits pending to pay [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,021,568)	(1,900,784)
Credits pending to pay [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Credits pending to pay [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,020,746)	(1,900,000)
Credits pending to pay [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(822)	(784)
Advance Payment [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,840,395)
Advance Payment [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Advance Payment [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Advance Payment [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(1,840,395)
Trade payable [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(67,154)	(55,641)
Trade payable [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Trade payable [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	(67,154)	(2,196)
Trade payable [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		(53,445)
Credits pending collection [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		164,380
Credits pending collection [Member] | Ultimate partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties
Credits pending collection [Member] | Senior partner [Member]
Disclosure of transactions between related parties [line items]
Due to related parties		164,380
Credits pending collection [Member] | Other group companies [Member]
Disclosure of transactions between related parties [line items]
Due to related parties